Consolidated Statements of Operations and Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net revenues	¥ 1,180,597	$ 169,582	¥ 798,561	¥ 453,529
Cost of revenues	(910,155)	(130,736)	(565,634)	(330,822)
Gross profit	270,442	38,846	232,927	122,707
Operating expenses:
Selling and marketing expenses	(208,550)	(29,956)	(135,014)	(206,795)
General and administrative expenses	(45,714)	(6,566)	(26,702)	(22,645)
Research and development expenses	(158,015)	(22,697)	(83,209)	(43,189)
Total operating expenses	(412,279)	(59,219)	(244,925)	(272,629)
Operating loss	(141,837)	(20,373)	(11,998)	(149,922)
Other (expenses)/income:
Interest (expenses)/income, net	300	43	221	(2,008)
Foreign exchange (losses)/gains	1,178	169	(58)	(3,563)
Investment losses | ¥			(458)
Government grants	9,452	1,358	3,626	2,033
Others, net	(2,050)	(294)	(675)	(205)
Loss before income taxes	(132,957)	(19,097)	(9,342)	(153,665)
Income tax expense
Net loss	(132,957)	(19,097)	(9,342)	(153,665)
Accretions to preferred shares redemption value	(940,186)	(135,049)	(216,185)	(291,275)
Net loss attributable to the Lizhi Inc.'s ordinary shareholders	(1,073,143)	(154,146)	(225,527)	(444,940)
Net loss	(132,957)	(19,097)	(9,342)	(153,665)
Other comprehensive (losses)/income:
Foreign currency translation adjustments	671	96	2,649	(876)
Total other comprehensive (losses)/income	671	96	2,649	(876)
Total comprehensive loss	(132,286)	(19,001)	(6,693)	(154,541)
Accretions to preferred shares redemption value	(940,186)	(135,049)	(216,185)	(291,275)
Comprehensive loss attributable to the Lizhi Inc.'s ordinary shareholders	¥ (1,072,472)	$ (154,050)	¥ (222,878)	¥ (445,816)
Net loss attributable to the Lizhi Inc.'s ordinary shareholders per share
Basic | (per share)	¥ (4.13)	$ (0.59)	¥ (0.87)	¥ (1.73)
Diluted | (per share)	¥ (4.13)	$ (0.59)	¥ (0.87)	¥ (1.73)
Weighted average number of ordinary shares
Basic	260,000,000	260,000,000	260,000,000	260,000,000
Diluted	260,000,000	260,000,000	260,000,000	260,000,000